Intangible Assets - Schedule of Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in mortgage servicing rights
Balance at beginning of year		$ 2,899
Changes in fair value:
Due to changes in model inputs and assumptions	$ (1,100)
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]		Income from fees	Income from fees	Income from fees
Balance at end of year	1,738	$ 1,738	$ 2,899
Mortgage servicing rights valuation write-down	1,100
Mortgage servicing rights
Changes in mortgage servicing rights
Balance at beginning of year		2,899	2,659	$ 2,445
Originated mortgage servicing rights		39	64	400
Changes in fair value:
Due to changes in model inputs and assumptions		(939)	479	258
Other changes in fair value		(261)	(303)	(444)
Total changes in fair value		(1,200)	176	(186)
Balance at end of year	$ 1,738	1,738	2,899	2,659
Mortgage servicing rights valuation write-down		$ 939	$ (479)	$ (258)